Income From Other Fixed Asset Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Loss From Other Fixed Assets Investments [Abstract]
Income from other fixed asset investments
8.	Income from other fixed asset investments

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Income from disposal of asset held at book value	—	530,170
Other income	10,370	17,619

Total income from other fixed asset investments	10,370	547,789

7.	Income from other fixed asset investments

	2021	2020	2019
	£	£	£
Income from disposal of asset held at book value	530,170	—	—
Dividends from other fixed asset investments	17,619	3,158	62,995

	547,789	3,158	62,995